Nationwide Bailard International Equities Fund Investment Strategy - Nationwide Bailard International Equities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. Many securities are denominated in currencies other than the U.S. dollar. It normally invests in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund’s holdings are spread across multiple industries and geographic regions. Under normal circumstances, the Fund invests at least 80% of its net assets (at the time of purchase) in equity securities.Equity securities represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.Some emerging market countries may be considered to be “frontier market” countries, although the Fund does not invest more than 20% of its net assets in frontier market countries. Frontier market countries are those emerging market countries that are considered to be among the smallest, least mature and least liquid. The Fund employs a disciplined approach with fundamental and quantitative elements. Fundamental research seeks to identify and evaluate country, industry and security-specific drivers. Quantitative research assists in the selection of both countries and securities. The subadviser’s stock selection models rank securities according to various measures of value, momentum, quality and analysts’ expectations. Because investor behaviors vary around the world, the relative importance of these factors varies by country. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics typically changes over time according to changes in the overall conditions across global markets. The subadviser generally determines weights of countries, industries and companies based on evaluation of quantitative and fundamental characteristics. In overweighting and underweighting countries, the subadviser may consider global market indices. The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), options, futures and other derivatives for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.